SUBSEQUENT EVENTS (Details) (Subsequent events, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jul. 31, 2012 sqm	Aug. 31, 2012 VanceInfo item	Aug. 31, 2012 VanceInfo VanceInfo Shareholders	Jul. 31, 2012 BearingPoint	Jul. 31, 2012 Newton
SUBSEQUENT EVENTS
Number of entities that will be combined in an all-stock merger		2
Percentage interest acquired in merger transaction by the company		50.00%	50.00%	100.00%	100.00%
Number of common shares of entity that the counterparty will have the right to receive in exchange		1
Number of ordinary shares representing each American Depositary Share of counterparty		1
Number of American Depositary shares of entity to be issued in exchange of each American Depositary Share of counterparty		1
Shares consolidation ratio that will be effected prior to merger		13.9482
Number of ordinary shares representing each American Depositary Share prior to merger		19
Number of ordinary shares representing each American Depositary Share after the merger		1
Area of campus facility to be purchased under framework agreement with the administrative committee of the Wuxi State Hi-Tech Zone	21,225
Purchase price				$ 8,295	$ 1,474